Convertible Debentures - Schedule of Convertible debenture values and conversion prices (Details) - CAD ($)	Mar. 31, 2020	Dec. 11, 2018	Dec. 10, 2018
Disclosure of convertible debentures [Line Items]
Amount	$ 6,623,000
Converted Amount	(310,000)
Matured Amount	(717,000)
Outstanding Amount	$ 5,596,000
Shares on Conversion	11,922,692
Dec 11, 2015
Disclosure of convertible debentures [Line Items]
Amount	$ 777,000
Converted Amount	(60,000)
Matured Amount	(717,000)	$ (717,000)
Outstanding Amount	$ 0
Conversion Price	$ 0		$ 0.40
Shares on Conversion	0		100,000
May 17, 2017
Disclosure of convertible debentures [Line Items]
Amount	$ 1,900,000
Converted Amount	0
Matured Amount	0
Outstanding Amount	$ 1,900,000
Conversion Price	$ 0.65
Shares on Conversion	2,923,077
May 31, 2017
Disclosure of convertible debentures [Line Items]
Amount	$ 250,000
Converted Amount	0
Matured Amount	0
Outstanding Amount	$ 250,000
Conversion Price	$ 0.65
Shares on Conversion	384,615
Sep 25, 2017
Disclosure of convertible debentures [Line Items]
Amount	$ 1,476,000
Converted Amount	0
Matured Amount	0
Outstanding Amount	$ 1,476,000
Conversion Price	$ 0.40
Shares on Conversion	3,690,000
Oct 12, 2017
Disclosure of convertible debentures [Line Items]
Amount	$ 2,220,000
Converted Amount	(250,000)
Matured Amount	0
Outstanding Amount	$ 1,970,000
Conversion Price	$ 0.40
Shares on Conversion	4,925,000